UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Friess Small Cap Growth Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Shares		Cost	Value
COMMON STOCKS - 95.4%
COMMUNICATION SERVICES
	Advertising - 1.6%
133,427	TechTarget, Inc. *+	$3,221,994	$2,591,153
	Interactive Home Entertainment - 1.9%
418,869	Glu Mobile, Inc. *	2,976,590	3,120,574
	Interactive Media & Services - 3.2%
61,267	CarGurus, Inc. *+	1,838,505	3,411,959
123,362	EverQuote, Inc., Class A *+	2,280,835	1,833,159
Total Communication Services		10,317,924	10,956,845

CONSUMER DISCRETIONARY
	Apparel Retail - 4.0%
132,478	Boot Barn Holdings, Inc. *	2,520,253	3,763,700
146,743	Tilly's, Inc., Class A	2,799,457	2,780,780
	Footwear - 3.8%
25,460	Deckers Outdoor Corp. *	1,892,781	3,019,047
78,224	Wolverine World Wide, Inc.	2,202,350	3,054,647
	Homebuilding - 4.4%
15,269	Cavco Industries, Inc. *+	2,584,872	3,863,057
113,487	Skyline Champion Corp.	3,354,144	3,242,323
	Restaurants - 4.2%
38,183	Dine Brands Global, Inc. +	3,030,389	3,104,660
308,786	Noodles & Co. *+	2,817,658	3,736,310
Total Consumer Discretionary		21,201,904	26,564,524

CONSUMER STAPLES
	Food Distributors - 2.3%
103,417	The Chefs' Warehouse *+	2,189,267	3,759,208
	Hypermarkets & Super Centers - 0.9%
55,980	BJ's Wholesale Club Holdings, Inc. *+	1,383,449	1,499,145
	Packaged Foods & Meats - 4.8%
50,604	B&G Foods, Inc. +	1,514,894	1,389,080
30,008	Calavo Growers, Inc. +	1,597,925	2,898,773
180,426	The Simply Good Foods Co. *+	2,434,397	3,509,285
Total Consumer Staples		9,119,932	13,055,491

ENERGY
	Oil & Gas Refining & Marketing - 1.5%
56,021	Delek US Holdings, Inc. +	2,600,375	2,376,971
Total Energy		2,600,375	2,376,971

FINANCIALS
	Consumer Finance - 2.3%
42,268	Green Dot Corp., Class A *+	1,536,690	3,754,244
	Insurance Brokers - 1.8%
101,911	eHealth, Inc. *+	2,134,183	2,880,005
Total Financials		3,670,873	6,634,249

HEALTH CARE
	Biotechnology - 1.6%
91,242	CareDx, Inc. *+	1,866,128	2,632,332
	Health Care Equipment - 7.1%
90,730	AxoGen, Inc. *	3,241,084	3,343,401
22,728	Neuronetics, Inc. *	386,376	728,660
98,174	Tandem Diabetes Care, Inc. *+	853,986	4,205,774
112,068	Wright Medical Group N.V. *+	3,226,496	3,252,213
	Health Care Services - 5.6%
51,606	Addus HomeCare Corp. *	3,033,103	3,620,161
27,274	BioTelemetry, Inc. *+	1,180,513	1,757,809
358,198	R1 RCM, Inc. *	3,051,504	3,639,292
	Health Care Supplies - 0.9%
60,454	Establishment Labs Holdings, Inc. *	1,429,873	1,456,941
	Health Care Technology - 4.2%
102,596	HMS Holdings Corp. *+	1,756,541	3,366,175
92,095	Vocera Communications, Inc. *+	2,459,400	3,368,835
	Life Sciences Tools & Services - 6.0%
17,998	Bio-Techne Corp.	2,242,604	3,673,572
181,822	NeoGenomics, Inc. *+	2,318,231	2,790,967
29,730	PRA Health Sciences, Inc. *	2,098,449	3,275,949
Total Health Care		29,144,288	41,112,081

INDUSTRIALS
	Air Freight & Logistics - 1.6%
55,049	Hub Group, Inc., Class A *+	2,826,559	2,510,234
	Construction & Engineering - 1.7%
31,950	NV5 Global, Inc. *	882,742	2,770,065
	Environmental & Facilities Services - 2.1%
47,980	Clean Harbors, Inc. *	3,279,854	3,434,409
	Trading Companies & Distributors - 1.5%
63,040	Rush Enterprises, Inc., Class A	2,636,737	2,478,102
Total Industrials		9,625,892	11,192,810

INFORMATION TECHNOLOGY
	Application Software - 12.0%
141,358	Avaya Holdings Corp. *	3,028,071	3,129,666
56,602	Benefitfocus, Inc. *+	1,501,836	2,289,551
26,000	Ceridian HCM Holding, Inc. *+	748,767	1,092,780
53,872	QAD, Inc., Class A	2,164,703	3,051,849
70,458	Smartsheet, Inc., Class A *+	1,410,398	2,202,517
83,100	SVMK, Inc. *	1,466,254	1,332,093
24,547	The Trade Desk, Inc., Class A *+	1,227,620	3,704,388
81,933	Upland Software, Inc. *	1,786,868	2,647,255
	Communications Equipment - 3.6%
372,457	Calix, Inc. *	2,687,274	3,016,902
47,285	Lumentum Holdings, Inc. *+	2,812,998	2,834,736
	Internet Services & Infrastructure - 5.0%
87,598	Carbonite, Inc. *	3,225,257	3,122,869
249,079	Internap Corp. *	2,795,240	3,145,868
368,826	Limelight Networks, Inc. *	1,550,022	1,851,506
	Semiconductors - 5.8%
107,514	CEVA, Inc. *	3,240,642	3,091,027
54,727	Silicon Motion Technology Corp. - ADR	2,949,678	2,938,840
28,516	Universal Display Corp. +	2,863,430	3,362,036
Total Information Technology		35,459,058	42,813,883

Total Common Stocks		121,140,246	154,706,854

SHORT-TERM INVESTMENTS - 4.1%
Commercial Paper - 4.0%
	Bemis Co.
$6,500,000	2.350%, 10/01/2018	6,500,000	6,500,000
Total Commercial Paper		6,500,000	6,500,000

Money Market Deposit Account - 0.1%
158,620	U.S. Bank N.A., 0.30%^	158,620	158,620
Total Money Market Deposit Account		158,620	158,620

Total Short-Term Investments		6,658,620	6,658,620

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 28.7%
Investment Companies - 28.7%
46,610,493	Mount Vernon Liquid Asset Portfolio, LLC, 2.34%^	46,610,943	46,610,943
Total Investment Companies		46,610,943	46,610,943

Total Investment Purchased with the Cash Proceeds from Securities Lending		46,610,943	46,610,943

Total Investments - 128.2%		$174,409,809	207,976,417
Liabilities in Excess of Other Assets - (28.2)%			(45,707,964)
TOTAL NET ASSETS - 100.0%			$162,268,453

*	Non Income Producing.
+	All or a portion of this security was out on loan at September 30, 2018. Total loaned securities had a market value of $45,100,801 at September 30, 2018.
^	The rate shown is the annualized seven day effective yield as of September 30, 2018.
ADR	- American Depositary Receipt

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2018:

	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$154,706,854	$—	$—	$154,706,854
Short-Term Investments	—	158,620	6,500,000	—	6,658,620
Investment Purchased with the Cash Proceeds from Securities Lending*	46,610,943		—	—	46,610,943
Total Investments	$46,610,943	$154,865,474	$6,500,000	$—	$207,976,417

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.

Refer to the Schedule of Investments for further information on the classifications of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date                                      11/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date                                       11/26/2018

By (Signature and Title) /s/ Ryan L. Roell
Ryan L. Roell, Treasurer

Date                                      11/26/2018